Employee Benefits - Schedule Of Breakdown Of Defined Benefit Obligation By Type Of Defined Benefit Plan (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 15,128	€ 18,464	€ 19,085
Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	12,543	16,016
ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	2,361	2,997	2,492
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	10,182	13,019
AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	10,182	13,019	€ 14,555
Italian Leaving Indemnities | ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	2,361	2,997
Severance Payments | AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	6,201	8,139
Pension Liability | AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 3,981	€ 4,880